Principal Accounting Policies - Disaggregation of Revenue (Detail) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues		¥ 8,374,501	$ 1,202,921	¥ 4,663,440	¥ 2,184,816
Live Streaming [Member]
Disaggregation of Revenue [Line Items]
Revenues		7,976,214	$ 1,145,711	4,442,845	2,069,536
Other Revenues [Member]
Disaggregation of Revenue [Line Items]
Revenues	[1]	¥ 398,287		¥ 220,595	¥ 115,280

[1]	Other revenues mainly include advertising and online games revenues.